Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000001745 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Classic Value Fund (Class A/PZFVX)
Account Value	$ 19,151.274442	$ 19,151.274442	$ 19,151.274442	$ 15,783.587641	$ 15,656.180152	$ 16,858.549249	$ 9,933.044253	$ 12,390.179075	$ 12,186.416464	$ 12,376.177799	$ 9,829.365273	$ 9,460.196615	$ 9,500
Average Annual Return, Percent	15.28%	7.98%	6.71%
C000001745 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Classic Value Fund (Class A/PZFVX)—excluding sales charge
Average Annual Return, Percent	21.34%	9.10%	7.26%
C000001747 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Classic Value Fund (Class C/JCVCX)
Account Value	$ 18,697.165478	$ 18,697.165478	$ 18,697.165478	15,521.82944	15,516.144325	16,834.845372	9,989.559181	12,560.770667	12,445.7176	12,732.694062	10,189.22987	9,882.3614	10,000
Average Annual Return, Percent	19.46%	8.28%	6.46%
C000001747 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Classic Value Fund (Class C/JCVCX)—excluding sales charge
Average Annual Return, Percent	20.46%	8.28%	6.46%
C000001748 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Classic Value Fund (Class I/JCVIX)
Account Value	$ 516,673.573444	$ 516,673.573444	$ 516,673.573444	424,752.617403	420,287.703593	451,452.566794	265,260.79156	330,152.039577	323,906.884863	328,149.812719	259,943.494058	249,524.7	250,000
Average Annual Return, Percent	21.64%	9.37%	7.53%
C000113483 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Classic Value Fund (Class R2/JCVSX)
Account Value	$ 19,892.069653	$ 19,892.069653	$ 19,892.069653	16,410.783518	16,297.922685	17,575.009901	10,364.590957	12,944.882309	12,753.95195	12,969.830367	10,317.486798	9,943.7928	10,000
Average Annual Return, Percent	21.21%	8.97%	7.12%
C000078721 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Classic Value Fund (Class R5/JCVVX)
Account Value	$ 20,801.438972	$ 20,801.438972	$ 20,801.438972	17,087.336389	16,902.641061	18,146.415623	10,655.724642	13,247.306631	12,991.545581	13,151.422426	10,415.149629	9,988.8063	10,000
Average Annual Return, Percent	21.74%	9.44%	7.60%
C000106431 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Classic Value Fund (Class R6/JCVWX)
Account Value	$ 2,089,114.46724	$ 2,089,114.46724	$ 2,089,114.46724	1,715,464.735845	1,695,395.223622	1,819,583.625657	1,067,790.009739	1,327,304.325897	1,301,416.484124	1,316,812.711014	1,041,684.46775	999,100.42	1,000,000
Average Annual Return, Percent	21.78%	9.50%	7.65%
C000001759 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Global Leaders Growth Fund (Class A/USGLX)
Account Value	$ 31,319.066826	$ 31,319.066826	$ 31,319.066826	23,311.449437	21,090.48511	30,336.989611	22,361.653053	17,297.694651	14,540.965485	12,970.204579	10,708.499636	10,753.28902	9,500
Average Annual Return, Percent	27.63%	11.46%	12.09%
C000001759 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Global Leaders Growth Fund (Class A/USGLX)—excluding sales charge
Average Annual Return, Percent	34.35%	12.61%	12.67%
C000001761 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Global Leaders Growth Fund (Class C/USLCX)
Account Value	$ 30,584.339177	$ 30,584.339177	$ 30,584.339177	22,938.25444	20,908.166786	30,301.442435	22,502.500748	17,539.060328	14,855.259274	13,349.977729	11,105.584612	11,235.6287	10,000
Average Annual Return, Percent	32.33%	11.76%	11.83%
C000001761 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Global Leaders Growth Fund (Class C/USLCX)—excluding sales charge
Average Annual Return, Percent	33.33%	11.76%	11.83%
C000001762 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Global Leaders Growth Fund (Class I/USLIX)
Account Value	$ 845,316.326151	$ 845,316.326151	$ 845,316.326151	627,566.003387	566,317.226628	812,647.753039	597,481.137137	461,084.157628	386,605.442584	344,040.365978	283,303.493731	283,708.695	250,000
Average Annual Return, Percent	34.70%	12.89%	12.96%
C000113484 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Global Leaders Growth Fund (Class R2/USLYX)
Account Value	$ 32,559.174621	$ 32,559.174621	$ 32,559.174621	24,256.796332	21,963.718255	31,628.233164	23,342.077936	18,078.798573	15,217.159401	13,592.291601	11,240.244851	11,301.3908	10,000
Average Annual Return, Percent	34.23%	12.49%	12.53%
C000106432 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Global Leaders Growth Fund (Class R6/UGLSX)
Account Value	$ 3,417,850.304766	$ 3,417,850.304766	$ 3,417,850.304766	2,534,608.885835	2,284,916.171325	3,274,946.192989	2,405,516.829477	1,854,084.865281	1,553,200.938436	1,380,564.949943	1,135,723.609833	1,136,106.58	1,000,000
Average Annual Return, Percent	34.85%	13.01%	13.08%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 33,205.925694	$ 33,205.925694	$ 33,205.925694	24,050.271578	21,966.948982	26,269.398324	18,304.724809	16,510.698556	14,463.767772	13,520.336156	10,932.715552	10,486.4686	10,000
Average Annual Return, Percent	38.07%	15.00%	12.75%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,391.793848	$ 23,391.793848	$ 23,391.793848	17,859.552172	17,835.674484	19,177.566186	13,340.28641	14,432.131417	12,977.006681	12,594.771365	10,693.392504	10,052.9349	10,000
Average Annual Return, Percent	30.98%	10.14%	8.87%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 44,811.853179	$ 44,811.853179	$ 44,811.853179	$ 31,169.90028	$ 26,204.117987	$ 34,751.829024	$ 24,266.574255	$ 18,779.48804	$ 16,036.803229	$ 14,485.130943	$ 11,167.179972	$ 10,918.0176	$ 10,000
Average Annual Return, Percent	43.77%	19.00%	16.18%